Unaudited condensed consolidated statement of financial position - BRL (R$) R$ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		R$ 12,025,888	R$ 13,862,852
Financial investments		2,936,176	3,627,227
Trade accounts receivable		7,932,505	4,731,979
Inventories		14,365,943	8,383,650
Taxes recoverable		1,241,308	1,192,665
Income tax and social contribution		3,653,166	1,547,916
Dividends and interest on capital		165	165
Prepaid expenses		186,011	344,867
Derivatives		8,269	33,769
Other receivables		769,440	465,154
Current Assets		43,118,871	34,190,244
Non-current assets
Financial investments		16,314	15,564
Trade accounts receivable		15,837	23,229
Inventories		33,082	18,036
Taxes recoverable		1,175,454	1,072,737
Income tax and social contribution		210,722	72,267
Deferred income tax and social contribution		7,766,356	8,529,972
Judicial deposits		178,839	196,911
Derivatives		1,069	34,091
Other receivables		320,876	227,480
Investments		49,962	43,153
Property, plant and equipment	[1]	36,443,431	35,929,149
Intangible assets		2,829,301	2,828,691
Right of use of assets		2,581,733	2,902,395
Non-Current Assets		51,622,976	51,893,675
Total assets		94,741,847	86,083,919
Current liabilities
Trade payables		10,438,072	9,946,315
Borrowings		902,823	1,318,931
Braskem Idesa borrowings		7,182,416	7,660,128
Debenture		57,466	54,436
Derivatives		386,986	592,251
Payroll and related charges		1,000,633	814,566
Taxes payable		896,939	952,689
Income tax and social contribution		3,554,647	284,129
Dividends		1,769	5,456
Advances from customers		441,391	287,449
Leniency agreement		309,815	397,036
Sundry provisions		457,109	362,407
Other payables		1,011,362	466,341
Provision - geological event in Alagoas		5,002,811	4,349,931
Lease		855,942	895,109
Current Liabilities		32,500,181	28,387,174
Non-current liabilities
Trade payables		59,660	7,233
Borrowings		32,887,895	40,413,192
Braskem Idesa borrowings		4,572,424	4,399,110
Debenture		148,544	181,679
Derivatives		407,293	558,913
Taxes payable			1,370
Loan to non-controlling shareholders of Braskem Idesa	[2]	3,456,265	3,222,493
Income tax and social contribution			576,174
Deferred income tax and social contribution		1,256,528	1,234,398
Post-employment benefits		487,373	472,074
Advances from customers		333,369	382,478
Legal provisions		1,120,470	1,151,087
Leniency agreement		793,733	1,077,314
Sundry provisions		848,835	511,801
Provision - geological event in Alagoas		3,042,666	4,825,846
Other payables		215,230	235,324
Lease		2,073,815	2,312,777
Non-Current Liabilities		51,704,100	61,563,263
Shareholders' equity
Capital		8,043,222	8,043,222
Capital reserve		3,473
Additional paid in capital		(488,388)	(488,388)
Other comprehensive income		(3,702,816)	(5,177,889)
Treasury shares		(38,197)	(49,704)
Retained earnings (accumulated losses)		8,349,928	(4,529,547)
Total attributable to the Company's shareholders		12,167,222	(2,202,306)
Non-controlling interest in subsidiaries		(1,629,656)	(1,664,212)
Shareholders’ Equity		10,537,566	(3,866,518)
Total liabilities and shareholders' equity		R$ 94,741,847	R$ 86,083,919

[1]	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
[2]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.